FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2025 USD ($) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 EUR (€) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 GBP (£) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 AUD ($) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 BRL (R$) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 KRW (₩) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 INR (₨) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 CAD ($) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 AED (د.إ) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 CNY (¥) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 SEK (kr) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 JPY (¥) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 NZD ($) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Jun. 30, 2025 SGD ($) $ / $ $ / $ $ / $ ₩ / $ ₨ / $ £ / € £ / $ R$ / $ $ / $ € / $ ¥ / $ kr / $ ¥ / $ د.إ / $ kr / €	Dec. 31, 2024 USD ($) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 EUR (€) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 GBP (£) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 AUD ($) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 BRL (R$) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 KRW (₩) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 INR (₨) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 CAD ($) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 AED (د.إ) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 CNY (¥) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $	Dec. 31, 2024 JPY (¥) ¥ / $ ₩ / $ ₨ / $ $ / $ R$ / $ £ / € ¥ / $ $ / $ £ / $ € / $ د.إ / $
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (55,562)														$ (60,623)
Financial assets	7,704														8,549
Euros | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €		€ 466														€ 680
Financial liabilities	$ (53)
Financial assets															$ 14
Euros | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87
Euros | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97	0.97
British Pounds | Net investment hedges | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Notional | £			£ 992														£ 2,120
Financial liabilities	$ (278)														$ (141)
British Pounds | Net investment hedges | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional | £			£ 258														£ 294
Rates | £ / €	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86
Financial liabilities	$ (3)
Financial assets															$ 15
British Pounds | Net investment hedges | Bottom of range | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
British Pounds | Net investment hedges | Bottom of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €															0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83	0.83
British Pounds | Net investment hedges | Top of range | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93
British Pounds | Net investment hedges | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €															0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87	0.87
Australian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional				$ 138														$ 261
Financial liabilities	$ (1)
Financial assets															$ 10
Australian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.48	1.47	1.47	1.47	1.47	1.47	1.47	1.47	1.47	1.47	1.47	1.47
Australian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.59	1.62	1.62	1.62	1.62	1.62	1.62	1.62	1.62	1.62	1.62	1.62
China Yuan | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥																								¥ 0
Financial liabilities															$ (2)
China Yuan | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $															6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59
China Yuan | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $															6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77	6.77
Brazilian Reais | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | R$					R$ 794														R$ 2,176
Financial liabilities	$ (22)
Financial assets															$ 7
Brazilian Reais | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.34	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14	5.14
Brazilian Reais | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94	7.94
South Korean Won | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₩						₩ 745,691														₩ 683,800
Financial liabilities	$ (22)
Financial assets															$ 46
South Korean Won | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,340.4	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55	1,214.55
South Korean Won | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,417.05	1,430	1,430	1,430	1,430	1,430	1,430	1,430	1,430	1,430	1,430	1,430
Indian Rupee | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₨							₨ 57,321														₨ 59,488
Financial liabilities	$ (12)														$ (3)
Indian Rupee | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	85.63	84.89	84.89	84.89	84.89	84.89	84.89	84.89	84.89	84.89	84.89	84.89
Indian Rupee | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	94.12	91.84	91.84	91.84	91.84	91.84	91.84	91.84	91.84	91.84	91.84	91.84
Canadian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional								$ 271														$ 318
Financial liabilities	$ (5)
Financial assets															$ 0
Canadian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Canadian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42	1.42
Canadian Dollars | Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Notional								$ 1,900														$ 1,900
Financial liabilities	$ (44)														$ (106)
Canadian Dollars | Currency swap contract | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Canadian Dollars | Currency swap contract | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
United Arab Emirates Dirham | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | د.إ									د.إ 41														د.إ 41
Rates | د.إ / $	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.68	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67	3.67
Financial assets	$ 0														$ 0
China, Yuan Renminbi - Offshore CNH | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥										¥ 2,797														¥ 2,797
Financial liabilities	$ (7)
Financial assets															$ 20
China, Yuan Renminbi - Offshore CNH | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49	6.49
China, Yuan Renminbi - Offshore CNH | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.19	7.24	7.24	7.24	7.24	7.24	7.24	7.24	7.24	7.24	7.24	7.24
Swedish Kronor | Net investment hedges | Hedging Instrument One
Disclosure of detailed information about financial instruments [line items]
Notional | kr											kr 362
Rates | kr / $	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71	9.71
Financial liabilities	$ (3)
Swedish Kronor | Net investment hedges | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional | kr											kr 121
Rates | kr / €	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17	11.17
Financial assets	$ 0
Japanese Yen | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥												¥ 21,068													¥ 18,866
Financial liabilities	$ (1)
Financial assets															$ 5
Japanese Yen | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	125.28	137.02	137.02	137.02	137.02	137.02	137.02	137.02	137.02	137.02	137.02	137.02
Japanese Yen | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.40	137.4	137.4	137.4	137.4	137.4	137.4	137.4	137.4	137.4	137.4	137.4
New Zealand Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional													$ 30
Rates | $ / $	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69	1.69
Financial liabilities	$ (1)
Singapore Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional														$ 54
Rates | $ / $	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28	1.28
Financial liabilities	$ (1)